Treasury Shares	3 Months Ended
Mar. 31, 2025
Treasury Shares [Abstract]
TREASURY SHARES

NOTE 10 – TREASURY SHARES:

a.	On December 27, 2024, the Company initiated a share repurchase program (the – “Buyback”), at an aggregate amount of up to $10 million. As of March 31, 2025, the Company has repurchased in the open market a total of 3,302,194 shares at a total consideration of $10 million (of which a total of 625,682 shares at a total consideration of $1.6 million were repurchased in 2024).

b.	On February 11, 2025, the Company initiated a second share repurchase program (the – “Second Buyback”), at an aggregate amount of up to $15 million. As of March 31, 2025, The Company has repurchased in the open market a total of 553,747 shares at a total consideration of $1.2 million.